Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	SR CPA＆ Co.
Auditor Firm ID	7249
Auditor Location	Hong Kong
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Wellchange Holdings Company Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2025 and 2024, and the consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows for the years ended December 31, 2025 and 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024 and the results of its operations and its cash flows for the years ended December 31, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America.